INVESTMENTS - Schedule of Investments at Fair Value through Other Comprehensive Income (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debts instruments:
Cost	S/ 37,539,456	S/ 39,716,636
Profits	1,282,504	418,984
Losses	(438,603)	(685,542)
Estimated fair value	38,383,357	39,450,078
Equity instruments designated at the initial recognition
Cost	128,378	164,625
Profits	4,675	5,344
Losses	(42,732)	(22,705)
Estimated fair value	90,321	147,264
Balance before accrued interest
Cost	37,667,834	39,881,261
Profits	1,287,179	424,328
Losses	(481,335)	(708,247)
Estimated fair value	38,473,678	39,597,342
Accrued interest	560,371	545,296
Total	39,034,049	40,142,638
Inversiones Centenario
Equity instruments designated at the initial recognition
Cost	112,647	112,647
Profits	0	0
Losses	(34,753)	(8,488)
Estimated fair value	77,894	104,159
Corporación Andina de Fomento
Equity instruments designated at the initial recognition
Cost	4,441	4,441
Profits	210	873
Losses	0	0
Estimated fair value	4,651	5,314
Holding Bursatil Chilena S.A.
Equity instruments designated at the initial recognition
Cost	2	13,232
Profits	0	1,738
Losses	0	0
Estimated fair value	2	14,970
Holding Bursatil Regional S.A.
Equity instruments designated at the initial recognition
Cost	0	20,599
Profits	0	0
Losses	0	(6,023)
Estimated fair value	0	14,576
Pagos Digitales Peruanos S.A.
Equity instruments designated at the initial recognition
Cost	5,611	5,611
Profits	0	0
Losses	(5,611)	(5,611)
Estimated fair value	0	0
Others
Equity instruments designated at the initial recognition
Cost	5,677	8,095
Profits	4,465	2,733
Losses	(2,368)	(2,583)
Estimated fair value	7,774	8,245
Corporate bonds
Debts instruments:
Cost	13,253,965	14,481,834
Profits	350,709	159,106
Losses	(384,360)	(535,597)
Estimated fair value	13,220,314	14,105,343
Government bonds
Debts instruments:
Cost	11,534,879	12,112,328
Profits	884,414	231,115
Losses	(23,135)	(96,788)
Estimated fair value	12,396,158	12,246,655
Certificates of deposit BCRP
Debts instruments:
Cost	10,883,913	11,431,599
Profits	1,263	4,542
Losses	(1,146)	(384)
Estimated fair value	10,884,030	11,435,757
Securitization instruments
Debts instruments:
Cost	983,540	735,673
Profits	34,755	15,414
Losses	(21,965)	(41,592)
Estimated fair value	996,330	709,495
Negotiable certificates of deposit
Debts instruments:
Cost	231,724	416,236
Profits	2,408	5,247
Losses	(2,862)	(3,676)
Estimated fair value	231,270	417,807
Subordinated bonds
Debts instruments:
Cost	189,880	171,618
Profits	5,439	2,329
Losses	(2,501)	(5,482)
Estimated fair value	192,818	168,465
Others
Debts instruments:
Cost	461,555	367,348
Profits	3,516	1,231
Losses	(2,634)	(2,023)
Estimated fair value	S/ 462,437	S/ 366,556